INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Summary of Income tax expense

	2012	2011	2010
Current expense:
Federal	$2,614,954	$2,387,642	$4,102,344
State	527,100	377,500	18,100
Deferred expense (benefit)	1,121,173	384,665	(3,861,067)
Total	$4,263,227	$3,149,807	$259,377

Schedule of income tax expense differs from that computed at the federal statutory rate

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$4,932,520	35.0%	$3,812,959	34.0%	$1,207,736	34.0%
Non-taxable income from bank-owned life insurance	(350,563)	(2.5)	(364,357)	(3.3)	(371,331)	(10.4)
Non-taxable interest and dividends	(517,512)	(3.7)	(487,417)	(4.3)	(440,263)	(12.4)
State taxes, net of federal benefit	342,615	2.4	249,150	2.2	11,946	0.3
Other, net	(143,833)	(0.9)	(60,528)	(0.5)	(148,711)	(4.2)
Total	$4,263,227	30.3%	$3,149,807	28.1%	$259,377	7.3%

Schedule of components of deferred tax assets and liabilities

	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,378,598	$10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989

Net deferred tax assets	$11,638,492	$12,772,637

Schedule of aggregate changes in the balance of gross unrecognized tax benefits

Balance at September 30, 2011	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	33,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(33,000)
Balance at September 30, 2012	$129,000